Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Cross Currency Swaps (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange loss	$ (26,463)	$ (6,548)	$ (2,195)
Cross Currency Interest Rate Contract Maturity and Partial Termination
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(25,733)	(41,707)	(36,155)
Cross Currency Interest Rate Contract
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(18,494)	(38,564)	(18,973)
Unrealized gains (losses)	82,668	75,033	(89,178)
Foreign exchange loss	$ 38,441	$ (5,238)	$ (144,306)